RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

20. RELATED PARTY TRANSACTIONS

Starting in the year ended December 31, 2010, the Company entered into copyright license agreements with Trade Lead and Tianshi, an entity whose principal shareholder is also a principal shareholder of the Company, Chengwei Partners, L.P., Chengwei Ventures Evergreen Fund, L.P and Chengwei Ventures Evergreen Advisors Fund, LLC, collectively referred to as Chengwei Funds.

In September 2011, the Company acquired a 5% equity interest in Trade Lead and Tianshi for RMB1,707 in cash. The Company also entered into sublicensing agreements with Trade Lead and Tianshi and recognized sublicensing revenues of RMB768 in “net revenues” included in the consolidated statement of comprehensive loss for the year ended December 31, 2011. On January 6, 2012, the Company completed the acquisition of the remaining 95% equity interest in Trade Lead and Tianshi. As a result, the Company owns 100% equity interest in Trade Lead and Tianshi (Note 4).

There are no related party transactions for the years ended December 31, 2012 and 2013.